Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (476)	$ (598)
Net fair value 50 basis points	(209)	(250)
Net fair value 25 basis points	(98)	(114)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	375	475
Net fair value 50 basis points	180	226
Net fair value 25 basis points	88	107
Down Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(101)	(123)
Net fair value 50 basis points	(29)	(24)
Net fair value 25 basis points	(10)	(7)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	270	344
Net fair value 50 basis points	159	176
Net fair value 25 basis points	85	96
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(314)	(377)
Net fair value 50 basis points	(165)	(192)
Net fair value 25 basis points	(84)	(98)
Up Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(44)	(33)
Net fair value 50 basis points	(6)	(16)
Net fair value 25 basis points	$ 1	$ (2)